Business combination	12 Months Ended
Dec. 31, 2022
Business combination
Business combination

4.      Business Combination

On April 29, 2022, the Company, through its wholly owned subsidiary, Cannahealth, acquired 100% of the Ordinary Shares of Holigen Limited (“Holigen”) and its wholly-owned operating subsidiary, RPK Biopharma Unipessoal, LDA (“RPK”) from the Flowr Corporation. Through its operations in RPK, Holigen is a producer of premium EU GMP grade indoor grown cannabis flower. The acquisition of Holigen enables the Company to immediately have the ability to produce EU GMP grade cannabis flower for the European market. Consideration for the acquisition consisted of a payment of $3,000,000 in cash and 1,900,000 common shares of the Company’s share capital.

RPK’s operations consist of a 20,000 square foot indoor EU GMP certified grow facility located near Sintra, Lisbon, Portugal, dedicated to the cultivation of high-THC premium cannabis as well as a large seven million square foot (180+ acre) outdoor facility located in Aljustrel, Portugal. Holigen is a Maltese-based entity and provides the added superior genetics, capacity, and route-to-market in the EMEA region, of which the Company intends to augment the Company’s current operations.

The following table summarizes the acquisition-date fair value of each major class of purchase consideration that was transferred to the Flowr Corporation in lieu of the acquisition of 100% of the Ordinary Shares of Holigen:

Cash	$2,600,000
Holdback payable	400,000
Fair value of 1,900,000 common shares of the Company	16,131,000
Total consideration	$19,131,000

The cash purchase price of the acquisition is $3.0 million, of which $2.6 million has been paid and $400,000 as holdback payable. The holdback payable represents funds withheld until resolution of a potential liability between the vendor and a service provider, of which the Company expects resolution within the next twelve (12) months. The fair value of the 1,900,000 common shares was based on the fair value of the trading price of the Company’s common shares on the Nasdaq Capital Markets exchange of $8.49 per common share on April 29, 2022. Of the equity component of the purchase consideration of 1,900,000 common shares of the Company that was transferred to the Flowr Corporation, an amount of 96,354 common shares was directly transferred to Apolo Capital Advisory, who acted as advisors to the Flowr Corporation in respect of the transaction. The purchase of Holigen has been accounted for by the acquisition method, with the results of Holigen included in the Company’s results of operation from the date of acquisition. The purchase of Holigen was determined as being a business combination in accordance with the requirements of IFRS 3 - Business Combinations, due to the fact that the Company acquired control over Holigen on the acquisition date through the purchase of 100% of its voting securities and consequent transfer of the purchase consideration (set out in the table above) to the sellers of the Holigen, namely the Flowr Corporation.

The Company incurred acquisition-related costs of approximately $250,000 relating to external legal fees, due diligence costs and valuation services. These costs have been included in consulting and professional fees expenses in the consolidated statements of loss or comprehensive loss for the year ended December 31, 2022.

The following table summarizes the fair value of the identifiable assets and liabilities as at the date of acquisition:

Cash	$233,407
Accounts receivable	605,579
Biological assets	200,457
Inventory	904,006
Prepayments	179,597
Intangible assets	24,665,772
Property, plant and equipment, net	12,936,374
Trade and other payables	(3,775,599)
Loans and borrowing	(4,058,030)
Net assets acquired	$31,891,563

During the year ended December 31, 2022, the Company recorded a bargain purchase gain of $12,760,356 within other income, representing the fair value of net assets acquired of $31,891,563 in excess of the fair value of consideration of $19,131,000. The fair value of the net asset acquired was determined by an independent valuer using the discounted cash flow method of valuation.

4.      Business Combination (continued)

From the date of acquisition, the operations of Holigen contributed a net loss of $966,426 primarily due to the fact that Holigen was substantially in a pre-revenue stage. If the acquisition had taken place on January 1, 2022, the operations of Holigen would have contributed net loss of $1,825,521 for the year ended December 31, 2022.